BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2017
BALANCE SHEET DETAILS
Schedule of inventories

	December 31, 2017	December 31, 2016
	(in thousands)
Inventories:
Raw materials	$3,610	$3,821
Work in process	2,674	3,362
Finished goods(1)	10,855	15,394

Total Inventory	$17,139	$22,577

(1)

Includes finished goods at customer sites of approximately $10.6 million and $14.5 million at December 31, 2017 and 2016, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

Schedule of prepaid and other current assets

	December 31, 2017	December 31, 2016
	(in thousands)
Prepaid and other current assets
Prepaid tax	$3,927	$3,468
Advance to suppliers (1)	6,542	53
Other receivable	983	811
Prepaid others	2,775	2,663

Total Prepaid and other current assets	$14,227	$6,995

(1)	The $6.5 million advance to supplier as of December 31, 2017 for financing purpose.

Schedule of property, plant and equipment, net

	December 31,	December 31,
	2017	2016
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,768	$1,591
Automobiles	1,885	1,765
Software	3,140	3,267
Computer, Equipment and Furniture	28,569	26,507
Other	—	67

Total	35,362	33,197

Less: accumulated depreciation	(33,648)	(31,587)

Total Property, plant and equipment, net	$1,714	$1,610

Schedule of other current liabilities

	December 31, 2017	December 31, 2016
	(in thousands)
Other current liabilities:
Accrued contract costs(1)	$7,734	$3,627
Accrued payroll and compensation	7,040	5,897
Warranty costs	51	44
Accrued professional fees	897	394
Accrued other taxes	3,133	2,523
Other	4,891	4,238

Total other current liabilities	$23,746	$16,723

(1)	Accrued contract costs include $7.3 million and $2.9 million cost related to product and service sales contracts from India as of December 31, 2017 and 2016, respectively.

Schedule of other long-term liabilities
	December 31, 2017	December 31, 2016
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$2,530	$3,906
Other	1,123	1,075

Total other long-term liabilities	$3,653	$4,981